Dividend Recapitalization	9 Months Ended	12 Months Ended
	Nov. 03, 2018	Feb. 03, 2018
Other Liabilities Disclosure [Abstract]
Dividend Recapitalization

5. Dividend Recapitalization

On February 3, 2017, the Company distributed a $735.5 million dividend to its common stockholders. In conjunction with the dividend, the Company paid $67.5 million to stock option holders of the Company as required under the Fourth Amended and Restated 2011 Stock Option Plan of BJ’s Wholesale Club Holdings, Inc. (as further amended) (“2011 Plan”) and the 2012 Director Stock Option Plan of BJ’s Wholesale Club Holdings, Inc. (as further amended) (“2012 Director Plan”). The payments to option holders were recorded as compensation expense in SG&A in the first quarter of fiscal 2017. The Company also paid $5.4 million to employees under retention bonus arrangements, of which $4.6 million was accrued in 2016, and the remaining $0.8 million was recognized as compensation expense in the first quarter of 2017. In order to fund these payments, the Company executed the following transactions immediately prior to the payment of the dividend:

•	Refinanced and upsized the senior secured first lien term loan facility (the “First Lien Term Loan”) to $1,925.0 million, subject to an original issue discount (“OID”) of $4.8 million.

•	Refinanced and upsized the existing senior secured second lien term loan facility (the “Second Lien Term Loan”) to $625.0 million, subject to an OID of $6.2 million.

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Amended and restated the senior secured asset based revolving credit and term facility the (“ABL Facility”) and borrowed $340.0 million. The maturity date on the ABL Facility was extended to February 3, 2022 and there were no changes to the material terms.

The Company paid accrued outstanding interest of $11.0 million in conjunction with the refinancing.

4. Dividend Recapitalization

On February 3, 2017, the Company distributed a $735.5 million dividend to its common stockholders. In conjunction with the dividend, the Company paid $67.5 million to stock option holders of the Company as required under the Fourth Amended and Restated 2011 Stock Option Plan of BJ’s Wholesale Club Holdings, Inc. (as further amended) (“2011 Plan”), and the 2012 Director Stock Option Plan of BJ’s Wholesale Club Holdings, Inc. (as further amended) (“2012 Director Plan”). The payments to option holders were recorded as compensation expense in SG&A in 2017. The Company also paid $5.4 million to employees under retention bonus arrangements, of which $4.6 million was accrued in 2016 and the remaining $0.8 million was recognized as compensation expense in 2017. In order to fund these payments, the Company executed the following transactions immediately prior to the payment of the dividend:

•	Refinanced and upsized the First Term Loan to $1,925.0 million, subject to an original issue discount (“OID”) of $4.8 million. The First Term Loan now matures on February 3, 2024.

•	Refinanced and upsized the Second Term Loan to $625.0 million, subject to an OID of $6.2 million. The Second Lien Term Loan now matures on February 3, 2025.

•	Amended and restated the ABL Facility and borrowed $340.0 million. The maturity date on the ABL Facility was extended to February 3, 2022 and there were no changes to the material terms.

The Company paid accrued outstanding interest of $11.0 million and capitalized debt issuance costs of $24.6 million in conjunction with the refinancing. The Company recorded a loss on the debt refinancing of $21.1 million in 2017 of which $9.8 million represents the write-off of previously capitalized deferred debt issuance costs.